RELATED PARTY TRANSACTIONS (Details 3) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
General Administrative Expenses [Line Items]
General and administrative expenses	$ 76,787	$ 107,439
Series Fifteen [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	15,399	21,065
Series Sixteen [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	17,856	24,361
Series Seventeen [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	15,785	23,229
Series Eighteen [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	14,028	19,440
Series Nineteen [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	$ 13,719	$ 19,344